CONCENTRATIONS OF RISKS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISKS

NOTE—12       CONCENTRATIONS OF RISKS

(a)           Major customers

For the six months ended June 30, 2015, the customers who accounted for 10% or more of the Company’s revenues is presented as follows:

	Six months ended June 30, 2015		June 30, 2015
	Revenues	Percentage of revenues	Trade accounts receivable

Customer A	$174,547	29%	$—
Customer B	150,000	25%	—
Customer C	140,000	23%	—

Total:	$464,547	77%	$—

For the six months ended June 30, 2014, the customer who accounted for 10% or more of the Company’s revenues is presented as follows:

	Six months ended June 30, 2014		June 30, 2014
	Revenues	Percentage of revenues	Trade accounts receivable

Customer D, related party	$8,795	27%	$—
Customer E, related party	6,352	19%	—
Customer F	6,125	18%	—
Customer G	6,003	18%	—

Total:	$27,275	82%	$—

(b)            Major vendors

For the six months ended June 30, 2015 and 2014, there was no vendor who accounted for 10% or more of the Company’s cost of revenues with no accounts payable balance at period-end.

(c)           Exchange rate risk

The reporting currency of the Company is US$, to date the majority of the revenues and costs are denominated in MYR and RMB and a significant portion of the assets and liabilities are denominated in MYR and RMB. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$, MYR and RMB. If MYR and RMB depreciates against US$, the value of MYR and RMB revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose it to substantial market risk.

(d)           Economic and political risks

Substantially all of the Company’s services are conducted in Malaysia, the PRC and Asian region. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in Malaysia. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; export duties, quotas, and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations in Malaysia.

The Company‘s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company‘s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

13. CONCENTRATIONS OF RISKS

(a)       Major customers

For the year ended December 31, 2014, there was a single customer who accounted for 60% of the Company’s revenues with no accounts receivable balance at year-end.

For the year ended December 31, 2013, the customer who accounted for 10% or more of the Company’s revenues is presented as follows:

	Year ended December 31, 2013		December 31, 2013
	Revenues	Percentage of revenues	Trade accounts receivable

Customer A	$4,590	38%	$—
Customer B	1,753	14%	—
Customer C	1,250	10%	—
Customer D	1,250	10%	—

Total:	$8,843	72%	$—

(b)        Major vendors

For the year ended December 31, 2014, there was no vendor who accounted for 10% or more of the Company’s cost of revenues with no accounts payable balance at year-end.

For the year ended December 31, 2013, there was a single vendor who accounted for 82% of the Company’s cost of revenues with no accounts payable balance at year-end.

(c)          Exchange rate risk

The reporting currency of the Company is US$, to date the majority of the revenues and costs are denominated in MYR and RMB and a significant portion of the assets and liabilities are denominated in MYR and RMB. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$, MYR and RMB. If MYR and RMB depreciates against US$, the value of MYR and RMB revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose it to substantial market risk.

(d)          Economic and political risks

Substantially all of the Company’s services are conducted in Malaysia, the PRC and Asian region. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in Malaysia. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; export duties, quotas, and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations in Malaysia.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.